Benefit Plans Benefit Plans - Accumulated Benefit Obligation In Excess of Plan Assets (Details) - Pension Benefits - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 578,003	$ 455,009
Accumulated benefit obligation	577,639	454,681
Fair value of plan assets	$ 364,205	$ 332,543